Tax-related balances	6 Months Ended
Jun. 30, 2026
Major components of tax expense (income) [abstract]
Tax-related balances
22.
Tax-related balances
A.
Tax credit and other receivables/Other payables

(In thousand Euros)	June 30, 2026	December 31, 2025
VAT receivables	4,347	1,857
Government Grant receivables	594	607
Income tax credit receivables (short term)	1,027	1,027
Income tax credit receivables (long term)	3,522	4,639
Other tax receivable	129	130
Total	9,619	8,260

(In thousand Euros)	June 30, 2026	December 31, 2025
VAT payable	3,203	2,980
Social Security payable	1,687	2,146
Personal Income Tax payable	2,511	1,804
Deferred tax liability	2,309	2,675
Total	9,710	9,605

B.
Amounts recognized in profit or loss

(In thousand Euros)	June 30, 2026	June 30, 2025
Loss before Tax	(47,968)	(33,500)
Tax income (at 25%)	11,992	8,375
Unrecognized deferred tax assets on tax losses	(11,992)	(8,375)
Deductions and credits generated	(90)	1,178
Other adjustments	60	(202)
Income tax expense/(income)	(30)	976

As of June 30, 2026 and December 31, 2025 details of unrecognized tax losses to be offset are as follows:

(In thousand Euros)	June 30, 2026	December 31, 2025
2015	47	47
2016	439	439
2017	56	56
2018	1,579	1,579
2019	3,318	3,318
2020	9,025	9,025
2021	122,456	122,456
2022	3,167	3,167
2023	41,962	41,962
2024	43,269	43,269
2025	40,759	40,759
2026	21,786	—
Total	287,863	266,077

The tax losses detailed above correspond to the Spanish tax consolidated headed by Wallbox NV. There is no limit to apply these tax losses. Additionally, the unrecognized tax losses of Wallbox USA Inc amount to Euros 71,037 thousand as of June 30, 2026 (Euros 76,587 thousand as of December 31, 2025). Regarding ABL GmbH, the unrecognized tax losses amount to Euros 21,917 as of June 30, 2026 (Euros 21,399 thousand as of December 31, 2025). The unrecognized tax losses of the rest of the subsidiaries amount to Euro 20,538 thousand (Euros 20,169 thousand as of December 31, 2025).

Tax losses may be offset indefinitely in the futu re. The existence of unused tax losses, as well as the lack of track record of generating tax profits, evidences that future taxable profit may not be available to the Group, at least for the near and medium term, as the Company is early stage. Having considered all evidence available and the current investment phase, management determined that there was insufficient positive evidence to support the fact that it is probable that future taxable profits will be available against which to offset the tax losses. Accordingly, no deferred tax asset is recognized in the financial statements.